                    LIQUID ASSETS PORTFOLIO                                    7
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value                                                                         $1,420,393,102
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                              59,566,208
---------------------------------------------------------------------------------------------------------------
   Interest Receivable                                                                                1,634,688
---------------------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                                16,905
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                   1,481,610,903
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            21,875
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                       $1,481,589,028
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                               $1,481,589,028
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                    $1,481,589,028
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A)

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Interest                                                                                          $4,730,412
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory                                                                             $127,704
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                            42,568
---------------------------------------------------------------------------------------------------------------
   Professional                                                                           12,291
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                                1,365
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                           3,391
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                        187,319
---------------------------------------------------------------------------------------------------------------
   Less:Expenses Absorbed by Bankers Trust                                              (178,381)         8,938
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,721,474
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                           18,254
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                           $4,739,728
===============================================================================================================

                  See Notes to Financial Statements on Page 12

                    LIQUID ASSETS PORTFOLIO                                    8
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    For the             For the
                                                                               period ended          year ended
                                                                                   December            December
                                                                                  31, 1995+            31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                     $    4,721,474        $    637,521
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                             18,254             (27,641)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                     4,739,728             609,880
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                             1,701,831,076          61,272,350
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                  (238,385,924)        (56,615,492)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                       1,463,445,152           4,656,858
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                               1,468,184,880           5,266,738
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Period                                                           13,404,148           8,137,410
---------------------------------------------------------------------------------------------------------------
   End of Period                                                             $1,481,589,028        $ 13,404,148
===============================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Liquid Assets Portfolio.

---------------------------------------------------------------------------------------------------------------
                                                                                                 For the period
                                                                 For the            For the        June 7, 1993
                                                            period ended         year ended       (Commencement
                                                                December           December   of Operations) to
                                                               31, 1995+           31, 1994   December 31, 1993
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                               7.28%*             4.28%               3.12%*

Ratio of Expenses to Average Net Assets                            0.01%*             0.10%               0.10%*

Decrease Reflected in Above Ratio of Expenses
  to Average Net Assets Due to Absorption
  of Expenses by Bankers Trust                                     0.28%*             0.30%               0.57%*

Net Assets, End of Period (000's omitted)                     $1,481,589            $13,404              $8,137

* Annualized

+ For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 (see Note 1A)

                  See Notes to Financial Statements on Page 12

                    LIQUID ASSETS PORTFOLIO                                    9
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT         DESCRIPTION                                                 VALUE
================================================================================
               CERTIFICATES OF DEPOSIT - 27.63%
--------------------------------------------------------------------------------
$ 35,000,000   Abbey National Bank, 5.68%,
               3/14/96                                            $   35,001,150
--------------------------------------------------------------------------------
               ABN Amro Bank:
  25,000,000   5.58%, 5/28/96                                         25,013,882
  10,000,000   5.52%, 6/19/96                                         10,003,601
--------------------------------------------------------------------------------
  22,000,000   American Express Centurion Bank,
               5.82%, 1/11/96                                         21,999,905
--------------------------------------------------------------------------------
  40,000,000   Bank of Tokyo, 5.85%, 2/12/96                          39,998,481
--------------------------------------------------------------------------------
  50,000,000   Canadian Imperial Bank of
               Commerce, 5.80%, 1/19/96                               50,000,000
--------------------------------------------------------------------------------
  29,400,000   Commerz Bank, 5.83%, 1/22/96                           29,403,055
--------------------------------------------------------------------------------
   5,000,000   Deutsche Bank, 5.64%, 3/11/96                           5,000,685
--------------------------------------------------------------------------------
               National Westminister Bank:
  20,000,000   5.70%, 2/16/96                                         20,001,801
  35,000,000   5.72%, 2/16/96                                         34,999,799
--------------------------------------------------------------------------------
               Societe Generale:
  50,000,000   5.58%, 4/25/96                                         49,996,056
   3,000,000   5.75%, 10/17/96                                         3,004,517
--------------------------------------------------------------------------------
  30,000,000   Toronto-Dominion Bank, 5.64%,
               4/2/96                                                 30,000,000
--------------------------------------------------------------------------------
               Wachovia Bank of North Carolina:
  30,000,000   5.80%, 1/9/96                                          29,999,836
  25,000,000   5.72%, 1/17/96                                         25,000,473
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $409,423,241)                                     $  409,423,241
================================================================================
               COMMERCIAL PAPER - 46.41%
--------------------------------------------------------------------------------
$ 25,000,000   Abbey National North America,
               5.58%, 3/14/96                                     $   24,717,125
--------------------------------------------------------------------------------
  20,000,000   Banco Bilbao Vizcaya, 5.71%,
               2/5/96                                                 19,888,972
--------------------------------------------------------------------------------
  10,000,000   Bank of America, 5.28%, 6/5/96                          9,771,200
--------------------------------------------------------------------------------
  50,000,000   Bank of Austria, 5.69%, 2/8/96                         49,699,695
--------------------------------------------------------------------------------
  50,000,000   Caisse des Depots et Consignations,
               5.80%, 1/11/96                                         49,919,444
--------------------------------------------------------------------------------
  25,000,000   Ciesco, 5.67%, 2/28/96                                 24,771,625
--------------------------------------------------------------------------------
  17,000,000   Daimler Benz North American,
               5.78%, 1/30/96                                         16,920,846
--------------------------------------------------------------------------------
               General Electric Capital:
  20,000,000   5.81%, 1/18/96                                         19,945,128
  40,000,000   5.70%, 2/12/96                                         39,734,000
--------------------------------------------------------------------------------
  25,000,000   Internationale Nederlanden Bank,
               5.46%, 3/25/96                                         24,681,500
--------------------------------------------------------------------------------
  10,000,000   Manitoba Hydro-Electric Board,
               5.47%, 3/22/96                                          9,876,925
--------------------------------------------------------------------------------
  30,000,000   McKenna Triangle, 5.80%,
               1/25/96                                                29,884,000
--------------------------------------------------------------------------------
  28,000,000   Monte dei Paschi di Siena,
               5.70%, 2/16/96                                         27,796,067
--------------------------------------------------------------------------------
  50,000,000   Morgan Stanley, 6.00%,
               1/5/96                                                 49,966,667
--------------------------------------------------------------------------------
  48,000,000   National Australia Funding,
               5.00%, 6/14/96                                         46,812,000
--------------------------------------------------------------------------------
  17,000,000   Pacific Gas &Electric, 5.65%,
               1/26/96                                                16,933,299
--------------------------------------------------------------------------------
   1,750,000   Panasonic Finance, 5.60%, 2/14/96                       1,738,022
--------------------------------------------------------------------------------
  24,600,000   Philip Morris, 6.20%, 1/2/96                           24,595,763
--------------------------------------------------------------------------------
  60,000,000   Prudential Funding, 6.054%,
               1/2/96                                                 60,000,000
--------------------------------------------------------------------------------
               Receivables Capital:
  21,168,000   5.82%, 1/24/96                                         21,089,290
  29,715,000   5.82%, 1/25/96                                         29,599,706
--------------------------------------------------------------------------------
  25,000,000   Riverwoods Funding, 5.70%,
               2/13/96                                                24,829,792
--------------------------------------------------------------------------------
  40,450,000   Sheffield Receivables, 5.72%,
               2/21/96                                                40,122,220
--------------------------------------------------------------------------------
  24,350,000   Siemens, 5.78%, 1/29/96                                24,240,533
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $687,533,819)                                     $  687,533,819
================================================================================
               EURODOLLAR TIME DEPOSITS - 21.17%
--------------------------------------------------------------------------------
$  8,000,000   Bank of Tokyo, 6.156%, 1/10/96                     $    8,000,000
--------------------------------------------------------------------------------
  30,000,000   Berliner Handles-und Franfurler
               Bank, 4.25%, 1/2/96                                    30,000,000
--------------------------------------------------------------------------------
  75,661,511   Commerz Bank, 3.50%, 1/2/96                            75,661,511
--------------------------------------------------------------------------------
  50,000,000   Mellon Bank, 5.937%, 1/2/96                            50,000,000
--------------------------------------------------------------------------------
  50,000,000   Mitsubishi Bank, 5.83%, 3/15/96                        50,000,000
--------------------------------------------------------------------------------
  60,000,000   Royal Bank of Canada, 5.50%,
               1/2/96                                                 60,000,000
--------------------------------------------------------------------------------
  40,000,000   Sanwa Bank, 5.94%, 2/15/96                             40,000,000
--------------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(Amortized Cost $313,661,511)                                     $  313,661,511
================================================================================
               UNITED STATES TREASURY BILLS - .66%
--------------------------------------------------------------------------------
$ 10,000,000 5.17%, 6/6/96
(Amortized Cost $9,774,531)                                       $    9,774,531
================================================================================
TOTAL INVESTMENTS
(Amortized Cost $1,420,393,102)                        95.87%     $1,420,393,102
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                   4.13          61,195,926
--------------------------------------------------------------------------------
NET ASSETS                                            100.00%     $1,481,589,028
================================================================================

                  See Notes to Financial Statements on Page 12

                    LIQUID ASSETS PORTFOLIO                                   12
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Liquid Assets Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio commenced operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $42,568.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $127,704.

From January 1, 1995 to December 10, 1995 Bankers Trust has voluntarily agreed to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average daily net assets of the Portfolio. From December 11, 1995 to December 31, 1995 Bankers Trust has voluntarily agreed to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.11 of 1% of the average daily net assets of the Portfolio. For the period December 11, 1995 to December 31, 1995 Bankers Trust has agreed to waive all expenses incurred by the Portfolio. For the period January 1, 1995 to December 31, 1995 (see Note 1A), expenses of the Portfolio have been reduced by $178,381.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                    LIQUID ASSETS PORTFOLIO                                   13
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Liquid Assets Portfolio:

We have audited the accompanying statement of assets and liabilities of the Liquid Assets Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the period January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995, the statements of changes in net assets for the period January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995 and the year ended December 31, 1994, and the financial highlights for the period January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995, the year ended December 31, 1994, and for the period June 7, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Assets Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996